Fees Summary	Jan. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,267,000
Previously Paid Amount	0.00
Total Fee Amount	451.17
Total Offset Amount	0.00
Net Fee	451.17
Narrative - Max Aggregate Offering Price	$ 3,267,000
Final Prospectus	true